Borrowings and debt - Schedule of Breakdown of Borrowings and Long-Term Debt (Original Maturity of More than One Year), Along with Contractual Interest Rates, Plus Prepaid Commissions (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	$ 2,708,593	$ 2,635,595
US dollar
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	1,355,773	1,149,021
Mexican peso
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	1,170,304	1,241,023
Japanese yen
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	112,671	113,642
Euro
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	31,063	88,018
Australian dollar
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	9,133	27,286
Sterling pound
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	4,629	4,716
Swiss franc
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	0	11,889
Peruvian soles
Disclosure of long-term borrowings [Line Items]
Less: Transaction costs	25,020	0
Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	877,842	537,775
Less: Transaction costs	(3,764)	(1,904)
Total long-term debt, net	874,078	535,871
Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	1,830,751	2,097,820
Less: Transaction costs	(5,883)	(6,308)
Total long-term debt, net	1,824,868	2,091,512
Long Term Borrowings And Debt
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt, net	2,698,946	2,627,383
At fixed interest rates | Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	60,308	0
At fixed interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 1,293,378	$ 1,456,290
At fixed interest rates | Long Term Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.90%
At fixed interest rates | Long Term Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.81%
At fixed interest rates | Long Term Debt | Sterling pound
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.50%	1.50%
At fixed interest rates | Long Term Debt | Swiss franc
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.00%	0.35%
At fixed interest rates | Long Term Debt | Peruvian soles
Disclosure of long-term borrowings [Line Items]
Debt interest rate	7.00%	0.00%
At floating interest rates | Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	$ 817,534	$ 537,775
At floating interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 537,373	$ 641,530
Minimun of the year | At fixed interest rates | Long Term Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.77%	0.40%
Minimun of the year | At fixed interest rates | Long Term Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.90%
Minimun of the year | At fixed interest rates | Long Term Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate		1.41%
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	2.38%	1.35%
Minimun of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.50%	6.50%
Minimun of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	5.44%	6.32%
Minimun of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	10.62%	11.70%
Maximum of the year | At fixed interest rates | Long Term Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.54%	1.35%
Maximum of the year | At fixed interest rates | Long Term Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate		3.75%
Maximum of the year | At fixed interest rates | Long Term Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate		6.81%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.15%	6.15%
Maximum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	10.78%	10.78%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.31%	7.31%
Maximum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	11.52%	11.95%